CAPITAL LEASE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]

9. capital lease payable

Capital leases payable at March 31, 2013 and December 31, 2012 is associated with the South African Operations and consists of the following.

	March 31,	December 31,
	2013	2012

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$36,150	$38,548

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	15,123	17,183

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	2,993	7,389

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	22,817	25,363
Total capital leases payable	77,083	88,483
Current maturities	32,815	27,965
Capital leases payable, less current maturities	$44,268	$60,518

The capital leases cover point of sale and other equipment for three of the South African restaurants. Annual requirements for capital lease obligations are as follows:

March 31,	Amount
2013	$38,918
2014	32,592
2015	13,366
2016	2,228
Total minimum lease payments	87,104
Less: amount representing interest	(10,021)
Present Value of Net Minimum Lease Payments	$77,083

9.	Capital Leases Payable

Capital leases payable at December 31, 2012 and 2011 is associated with the South African operations and consists of the following:

	December 31,	December 31,
	2012	2011

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$38,548	$46,149

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	17,183	24,186

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	7,389	23,211

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	25,363	33,897
Total capital leases payable	88,483	127,443
Current maturities	27,965	41,590
Capital leases payable, less current maturities	$60,518	$85,853

The capital leases cover point of sale and other equipment for three of the South African restaurants. Annual requirements for capital lease obligations are as follows:

December 31,	Amount
2013	$43,502
2014	35,063
2015	16,526
2016	5,569
Total minimum lease payments	100,660
Less: amount representing interest	(12,140)
Present Value of Net Minimum Lease Payments	$88,520